CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 572,426	$ 446,219	$ 201,509
Accounts receivable - related party	45,430		160,590
Total current assets	617,856	446,219	362,099
Furniture and equipment, net	32,091	21,662	15,164
Right-of-use operating lease asset	79,093	113,395
Website and development costs	371,304	356,704	351,457
Total assets	1,100,344	937,980	728,720
CURRENT LIABILITIES:
Accounts payable and accrued expenses	318,500	160,780	163,828
Accounts payable and accrued expenses - related party	19,931	261,801	21,931
Operating lease liability	75,887	71,362
Total current liabilities	414,318	493,943	185,759
Operating lease liability, net of current portion	7,826	46,277
Long term debt	165,720
Total liabilities	587,864	540,220	185,759
Commitment and contingencies
STOCKHOLDERS' EQUITY:
Common Stock, $0.001 par value 750,000,000 shares authorized; 91,053,930, 80,952,555 and 69,642,554 shares issued and outstanding at June 30, 2020, December 31, 2019 and December 31, 2018	91,054	80,953	69,642
Additional paid-in capital	17,067,540	13,966,326	10,701,887
Accumulated deficit	(16,646,879)	(13,649,784)	(10,228,833)
Total stockholders' equity	512,480	397,760	542,961
Total liabilities and stockholders' equity	1,100,344	937,980	728,720
Convertible Preferred Stock Series A [Member]
STOCKHOLDERS' EQUITY:
Convertible Preferred stock	265	265	$ 265
Convertible Preferred Stock Series B [Member]
STOCKHOLDERS' EQUITY:
Convertible Preferred stock	$ 500